Financial risk management- Fair value (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Fair value through profit and loss
Cash and cash equivalents:	[1]	$ 0.5	$ 0.7
Other investments	[1]	10.7	11.2
Money markets instruments
Fair value through profit and loss
Cash and cash equivalents:		435.9
Sovereign bonds
Fair value through other comprehensive income
Other investments:		857.7	893.5
Corporate bonds
Fair value through other comprehensive income
Other investments:		894.8	637.7
Equity instruments
Fair value through profit and loss
Other investments		10.7	11.2
Fair value through other comprehensive income
Other investments:		1.9	42.2
Derivative instruments
Loans and other liabilities:
Loans and other liabilities:		(11.5)	(13.7)
Level 1 | Money markets instruments
Fair value through profit and loss
Cash and cash equivalents:		435.9
Level 1 | Sovereign bonds
Fair value through other comprehensive income
Other investments:		857.7	893.5
Level 1 | Corporate bonds
Fair value through other comprehensive income
Other investments:		894.8	637.7
Level 1 | Equity instruments
Fair value through other comprehensive income
Other investments:		1.9	42.2
Level 3 | Equity instruments
Fair value through profit and loss
Other investments		10.7	11.2
Level 3 | Derivative instruments
Loans and other liabilities:
Loans and other liabilities:		$ (11.5)	$ (13.7)

[1]	See also Note 29 in respect of the Group’s exposure to credit, currency, interest rate and fair value risks related to investments